4. Accounting for Derivatives and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets and liabilities
	Fair Value
	Asset Derivatives	Liability Derivatives
At June 30, 2015
Designated as cash flow hedges:
Energy commodity contracts	$–	$(885,145)

Not designated as hedging instruments:
Energy commodity contracts	1,038,963	(1,717,180)
Total derivative instruments	1,038,963	(2,602,325)
Cash deposits in collateral accounts	10,044,486	–
Cash in trading accounts, net	$11,083,449	$(2,602,325)

At December 31, 2014
Designated as cash flow hedges:
Energy commodity contracts	$15,732	$(879,140)

Not designated as hedging instruments:
Energy commodity contracts	2,350,662	(2,556,862)
FTRs	1,435,819	–
Total derivative instruments	3,802,213	(3,436,002)
Cash deposits in collateral accounts	20,733,441	–
Cash in trading accounts, net	$24,535,654	$(3,436,002)

	Fair Value
	Asset Derivatives	Liability Derivatives

At December 31, 2014
Designated as cash flow hedges:
Energy commodity contracts	$15,732	$(879,140)
Not designated as hedging instruments:
Energy commodity contracts	2,350,662	(2,556,862)
FTR positions, net	1,435,819	–
Total derivative instruments	3,802,213	(3,436,002)
Cash deposits in collateral accounts	20,620,941	–
Cash in trading accounts, net	$24,423,154	$(3,436,002)

At December 31, 2013
Designated as cash flow hedges:
Energy commodity contracts	$417,310	$(60,695)
Not designated as hedging instruments:
Energy commodity contracts	717,606	(757,828)
Total derivative instruments	1,134,916	(818,523)
Cash deposits in collateral accounts	10,168,055	–
Cash in trading accounts, net	$11,302,971	$(818,523)

Summary of gain or loss recognized in AOCI or earnings for derivatives designated as cash flow hedges
	Gain (Loss) Recognized in AOCI	Income Statement Classification	Gain (Loss) Reclassified from AOCI
Three Months Ended June 30, 2015
Cash flow hedges	$(898,116)	Cost of energy sold	$(435,395)

Six Months Ended June 30, 2015
Cash flow hedges	$(932,739)	Cost of energy sold	$(911,002)

Year Ended December 31, 2014
Cash flow hedges	$(1,128,514)	Cost of energy sold	$91,508

The following table summarizes the amount of gain or loss recognized in AOCI or earnings for derivatives designated as cash flow hedges for the periods indicated:

	Gain (Loss) Recognized in AOCI	Income Statement Classification	Gain (Loss) Reclassified from AOCI
Year Ended December 31, 2014
Cash flow hedges	$(1,128,514)	Cost of energy sold	$91,508

Year Ended December 31, 2013
Cash flow hedges	$685,936	Cost of energy sold	$247,290

Changes in accumulated other comprehensive income
	Foreign Currency	Cash Flow Hedges	Available for Sale Securities	Total
Three Months ended June 30, 2015
Balance - March 31, 2015	$947,771	$(422,424)	$23,391	$548,738
Other comprehensive income (loss) before reclassifications	(360,569)	(898,116)	(5,492)	(1,264,177)
Amounts reclassified from AOCI	–	435,395	–	435,395
Net current period other comprehensive income (loss)	(360,569)	(462,721)	(5,492)	(828,782)

Balance - June 30, 2015	$587,202	$(885,145)	$17,899	$(280,044)

Six Months ended June 30, 2015
Balance - December 31, 2014	$999,041	$(863,408)	$11,116	$146,749
Other comprehensive income (loss) before reclassifications	(411,839)	(932,739)	6,783	(1,337,795)
Amounts reclassified from AOCI	–	911,002	–	911,002
Net current period other comprehensive income (loss)	(411,839)	(21,737)	6,783	(426,793)
Balance - June 30, 2015	$587,202	$(885,145)	$17,899	$(280,044)

The following table provides details with respect to changes in AOCI as presented in our consolidated balance sheets, including those relating to our designated cash flow hedges, for the period from January 1, 2013 to December 31, 2014:

	Foreign Currency	Cash Flow Hedges	Available for Sale Securities	Total

Balance - December 31, 2012	$539,311	$(82,032)	$–	$457,279

Other comprehensive income (loss) before reclassifications	(201,303)	685,936	5,767	490,400

Amounts reclassified from AOCI	–	(247,290)	–	(247,290)

Net current period other comprehensive income (loss)	(201,303)	438,646	5,767	243,110

Balance - December 31, 2013	$338,008	$356,614	$5,767	$700,389

Other comprehensive income (loss) before reclassifications	661,033	(1,128,514)	11,116	$(456,365)

Amounts reclassified from AOCI	–	(91,508)	(5,767)	(97,275)

Net current period other comprehensive income (loss)	661,033	(1,220,022)	5,349	(553,640)

Balance - December 31, 2014	$999,041	$(863,408)	$11,116	$146,749